Investment Risks - ProShares Ultra CRCL	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
CRCL Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in CRCL involves a high degree of risk. For example, CRCL operates in a rapidly changing and highly competitive industry. Returns depend in part on the continued growth of the Circle stablecoin network, CRCL's ability to monetize the Circle stablecoin network, and CRCL's ability to innovate and create successful new products and services and improve existing products and services. CRCL faces intense and increasing competition.

  Stablecoins are a relatively new innovation. The Circle stablecoin network includes two payment stablecoins: USDC, a U.S. dollar-denominated stablecoin, and EURC, a euro-denominated stablecoin.
  Stablecoins may face periods of uncertainty, loss of trust or systemic shock resulting in the potential for rapid redemptions which may cause Circle Internet Group, Inc. to liquidate its reserves and potentially use its corporate capital to meet redemption requests. If one or more Circle stablecoins were classified as "securities," or offered or sold in securities transactions, Circle Internet Group, Inc. and other market participants engaging with Circle stablecoins would be subject to significant additional regulation, much of which is incompatible with their current practices.
  Events impacting the demand for stablecoins may negatively impact CRCL returns including operational challenges, such as surges in demand, vulnerabilities or failures in the blockchains that support stablecoins, malicious actors, negative publicity, or the introduction of government-issued digital currencies. Any significant disruption in Circle Internet Group, Inc.'s or its third-party service providers' or partners' technology could result in a loss of customers or funds and adversely impact its business, results of operations, financial condition, and prospects.
  Circle Internet Group, Inc.'s financial condition is impacted by interest rates and currency exchange rates. Changes in interest rates may have a significant and unpredictable impact on the financial results of Circle Internet Group, Inc.
  Circle Internet Group, Inc. commenced its initial public offering ("IPO") on June 5, 2025. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company's business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immediately following its IPO, CRCL experienced abnormal returns and volatility. Such returns should not be expected to persist. The price of CRCL shares could continue to be volatile and could decline in value significantly in the future.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of CRCL falls than a similar fund that does not use leverage. The use of such leverage increases the risk of a total loss of your investment. If CRCL approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in CRCL than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of CRCL rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of CRCL’s returns and CRCL’s volatility (how much the value of CRCL moves up and down from day-to-day) on your holding period return. CRCL’s volatility has a negative impact on Fund returns. During periods of higher volatility, CRCL’s volatility may affect the Fund’s returns as much as or more than the return of CRCL. CRCL commenced its IPO on June 5, 2025. As a result, there is a limited trading history for CRCL and limited information is available regarding the impact of longer holding periods on returns. It’s important that you understand that CRCLhas a limited trading history when considering whether to purchase shares or hold shares over time. Immediately following its IPO, CRCL experienced abnormal returns and volatility. Such returns should not be expected to persist. The following table illustrates the impact of CRCL’s volatility and CRCL’s return on Fund returns for a hypothetical 56-day period. This period corresponds to the number of days in the period beginning from June 6, 2025, through July 31, 2025, and represents the number of days CRCL has been publicly traded, excluding its initial day of trading. CRCL’s performance and volatility for its first day of trading were excluded from this hypothetical as the price increases that occurred on CRCL’s first day of trading should not be expected to persist. These effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller CRCL price gains or losses and higher volatility in price of CRCL. Your return will tend to be better than the Daily Target when there are larger CRCL price gains or losses and lower volatility in the price of CRCL. You may lose money when the return on CRCL is flat (i.e., close to zero) and you may lose money when the price of CRCL falls. The table uses hypothetical 56-day volatility (annualized) in the price of CRCL and return on CRCL (derived from CRCL’s trading history during the period of June 6, 2025 through July 31, 2025) to illustrate the impact of these two factors on Fund performance over a 56-day period. It does not represent actual Fund returns. Each row corresponds to the level of a hypothetical return on CRCL for a 56-day period. Each column corresponds to a level of hypothetical 56-day volatility (annualized) of CRCL. For example, the Fund may mistakenly be expected to achieve a -60% return over 56-days if the 56-day returns on CRCL return were -30%. However, as the table shows, with a 56-day return on CRCL of -30% and a 56-day volatility (annualized) in the price of CRCL of 225%, the Fund could be expected to return -76.7%. These effects would be expected to be further magnified if the hypothetical period were extended to a full year.The range of hypothetical 56-day CRCL volatility used in the table (75%-325%) is especially high, reflecting the fact that the price of CRCL has been highly volatile in the limited period since its IPO. Newly offered companies are often subject to extreme price volatility and speculative trading. Trading prices of CRCL have experienced significant volatility and may continue to do so. Such volatility may persist. In light of this, you should carefully consider the significant negative impact of volatility on Fund returns, as illustrated below, and the potential for significant losses on your investment in the Fund, when considering whether to hold shares of the Fund for longer periods.Estimated 56-Day Fund ReturnsCRCLPerformance56-Day Volatility Rate (annualized)CRCLTwoTimes(2x)CRCL75%125%175%225%275%325%-90%-180%-99.1%-99.2%-99.4%-99.5%-99.7%-99.8%-75%-150%-94.2%-95.0%-96.0%-97.0%-97.9%-98.7%-60%-120%-85.3%-87.3%-89.8%-92.4%-94.7%-96.6%-45%-90%-72.1%-76.0%-80.7%-85.6%-90.0%-93.6%-30%-60%-54.9%-61.0%-68.7%-76.7%-83.9%-89.6%-15%-30%-33.5%-42.6%-53.9%-65.6%-76.2%-84.7%0%0%-7.9%-20.5%-36.2%-52.4%-67.1%-78.8%15%30%21.8%5.1%-15.6%-37.1%-56.4%-72.0%30%60%55.6%34.4%7.8%-19.6%-44.3%-64.2%45%90%93.6%67.1%34.1%0.0%-30.7%-55.4%60%120%135.7%103.5%63.3%21.7%-15.7%-45.7%75%150%182.0%143.5%95.3%45.6%0.9%-35.1%90%180%232.4%187.0%130.3%71.7%18.9%-23.4%105%210%286.9%234.1%168.1%99.8%38.4%-10.9%120%240%345.6%284.8%208.7%130.2%59.4%2.6%135%270%408.5%339.0%252.3%162.6%81.9%17.1%150%300%475.5%396.9%298.7%197.2%105.9%32.5%Assumes: (a) no dividends paid with respect to CRCL; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.CRCL’s historical annualized volatility rate for the period from June 6, 2025 through July 31, 2025 was 173%. Over the same period, the 5-day volatility (annualized) among all 5-day periods was 310.2% (June 18, 2025 through June 25, 2025).The total return performance for the period was 120.5%. CRCL’s performance and volatility for its first day of trading were excluded from these volatility and return calculations. Had they been included, the volatility and returns would have been substantially higher. The price increases that occurred on CRCL’s first day of trading should not be expected to persist. For more information and additional charts illustrating the effects of CRCL’s volatility and returns for all trading days including CRCL’s first day of trading, see “Special Considerations” in the Fund’s Statement of Additional Information. Historical volatility and performance of CRCL are not indications of what CRCL’s volatility and performance will be in the future. Because of the short period of time since CRCL’s IPO, the historic volatility and performance data reflected in the table above could be less informative than one based on a longer period of time. For more information, including additional graphs and charts demonstrating the effects of CRCL’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of CRCL. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to CRCL is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to CRCL that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to CRCL consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to CRCL will cause the Fund’s performance to deviate from its investment objective.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if CRCL has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like CRCL. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investmentobjective.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk — The market for CRCL is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of CRCL. During such periods of illiquidity, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may be unable to rebalance its exposure properly which may result in significantly more or less exposure and losses to the Fund. In such an instance, the Fund may increase its transaction fee, change its investment objective, reduce its exposure or close.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like CRCL and other instruments correlated with CRCL may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which CRCL operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of July 31, 2025, CRCL is included in the Software & Services industry group and, consequently, faces many of the same risks as other companies in that industry group.
Software Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., CRCL) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of CRCL should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to CRCL until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of CRCL.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of CRCL. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of CRCL, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on the CRCL term’s shares. A halt in trading of an CRCL term is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.